Non-Controlling Interest (Details) - Schedule of Redeemable Noncontrolling Interest Reconciliation - Redeemable Non Controlling Interests [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 3,547,765	$ 2,901,899
Beginning redemption value (at fair value)			3,138,000
Less: Non-controlling redeemable preferred shares - embedded derivatives			497,606
Adjusted initial carrying value		2,901,899	2,640,394
Preferred share accretion adjustment	484,398	645,866	261,505
Ending balance	$ 4,032,163	$ 3,547,765	$ 2,901,899